Organization and Principal Activities (Details) - Schedule of Loss from Discontinued Operation in the Consolidated Statement of Comprehensive Loss - Consolidated Entity, Excluding VIE [Member] - CNY (¥)
¥ in Thousands
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Condensed Statement of Income Captions [Line Items]
Loss from discontinued operation, net of income taxes	¥ 1,903	¥ 6,439
Loss on disposal of discontinued operation	¥ 26,719